Marketable securities and securities investments	12 Months Ended
Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable securities and securities investments
7.	Marketable securities and securities investments
Marketable securities and securities investments, primarily held in the Financial Services segment, include debt securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale
securities and
held-to-maturity
securities are as follows.

	Yen in millions
	March 31, 2020				March 31, 2021
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities:
Available-for-sale securities:
Japanese national government bonds	1,552,036	210,459	(566)	1,761,929	2,301,995	159,880	(18,609)	2,443,266
Japanese local government bonds	69,132	73	(33)	69,172	73,989	94	(20)	74,063
Japanese corporate bonds	202,164	19,112	(567)	220,709	259,932	13,356	(1,475)	271,813
Foreign government bonds	198,777	81,014	(14)	279,777	323,557	23,118	(20,819)	325,856
Foreign corporate bonds	361,422	507	(2,179)	359,750	382,231	1,102	(459)	382,874
Securitized products	205,223	0	—	205,223	198,593	—	—	198,593
Other	14,398	1,867	(12)	16,253	42,469	3,492	(140)	45,821

	2,603,152	313,032	(3,371)	2,912,813	3,582,766	201,042	(41,522)	3,742,286

Held-to-maturity securities:
Japanese national government bonds	6,204,505	2,098,885	(1,397)	8,301,993	6,244,125	1,650,057	(13,390)	7,880,792
Japanese local government bonds	2,504	331	—	2,835	1,716	294	—	2,010
Japanese corporate bonds	482,050	61,176	(4,754)	538,472	543,870	36,071	(14,919)	565,022
Foreign government bonds	723,937	302,297	—	1,026,234	850,740	51,494	(25,277)	876,957
Foreign corporate bonds	98	7	—	105	27,392	572	(109)	27,855
Securitized products	5,418	—	(421)	4,997	69,062	65	(4)	69,123

	7,418,512	2,462,696	(6,572)	9,874,636	7,736,905	1,738,553	(53,699)	9,421,759

Total	10,021,664	2,775,728	(9,943)	12,787,449	11,319,671	1,939,595	(95,221)	13,164,045

The following table presents the cost and fair value of debt securities classified as available-for-sale
securities and
held-to-maturity
securities by contractual maturity:

	Yen in millions
	March 31, 2021
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	568,574	568,625	6,680	6,757
Due after one year through five years	419,311	434,470	288,952	307,127
Due after five years through ten years	650,929	725,747	252,897	284,725
Due after ten years	1,943,952	2,013,444	7,188,376	8,823,150

Total	3,582,766	3,742,286	7,736,905	9,421,759

Proceeds from sales of
available-for-sale
securities were 66,906 million yen, 84,362 million yen and 60,188 million yen for the fiscal years ended March 31, 2019, 2020 and 2021, respectively. On these sales, gross realized gains were 240 million yen, 354 million yen and 358 million yen and gross realized losses were 475 million yen, 128 million yen and 145 million yen, respectively, for the fiscal years ended March 31, 2019, 2020 and 2021.
Marketable securities classified as trading securities, which are held primarily in the Financial Services segment, totaled 270,120 million yen and 288,895 million yen as of March 31, 2020 and 2021, respectively. Sony recorded net unrealized gains of 3,610 million yen, net unrealized gains of 1,705 million yen, and net unrealized losses of 1,055 million yen for the fiscal years ended March 31, 2019, 2020 and 2021, respectively. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.
The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2020 and 2021.

	Yen in millions
	March 31, 2020
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	51,746	(539)	2,032	(27)	53,778	(566)
Japanese local government bonds	25,010	(10)	16,340	(23)	41,350	(33)
Japanese corporate bonds	62,118	(548)	10,694	(19)	72,812	(567)
Foreign government bonds	—	—	1,537	(14)	1,537	(14)
Foreign corporate bonds	86,220	(2,133)	18,896	(46)	105,116	(2,179)
Securitized products	—	—	—	—	—	—
Other	12,055	(12)	—	—	12,055	(12)

Total	237,149	(3,242)	49,499	(129)	286,648	(3,371)

	Yen in millions
	March 31, 2021
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	485,941	(18,418)	29,424	(191)	515,365	(18,609)
Japanese local government bonds	20,421	(8)	15,256	(12)	35,677	(20)
Japanese corporate bonds	73,238	(925)	42,310	(550)	115,548	(1,475)
Foreign government bonds	128,085	(20,800)	1,522	(19)	129,607	(20,819)
Foreign corporate bonds	29,651	(302)	12,026	(157)	41,677	(459)
Securitized products	—	—	—	—	—	—
Other	1,162	(140)	—	—	1,162	(140)

Total	738,498	(40,593)	100,538	(929)	839,036	(41,522)

At March 31, 2021, Sony determined that the decline in value for securities with unrealized losses shown in the above table has not resulted from credit losses.
For the fiscal
y
ears ended March 31, 2020 and 2021, with respect to equity securities included in marketable securities and securities investments, Sony recorded net realized gains of 20,176 million yen and 44,372 million yen due to the sale of equity securities and net unrealized loss of 134,831 million yen and net unrealized gains of 682,650 million yen due to revaluation of equity securities held as of March 31, 2020 and 2021, respectively. Gains or losses arising from equity securities held in the Financial Services segment are recorded in financial services revenue, and gains or losses arising from equity securities held in all segments other than the Financial Services segment are recorded in gain (loss) on equity securities, net in the consolidated statement of income. Included in the gains and (losses) noted above were gains and (losses) recorded by Sony with respect to the equity securities held by Sony in Spotify Technology S.A. (“Spotify”).
On April 3, 2018, Spotify was publicly listed for trading on the New York Stock Exchange. Sony owned 5.707% of Spotify’s shares at the time of the public listing.
During the fiscal year ended March 31, 2019, Sony sold a portion of the Spotify shares that it owned for aggregate consideration of 82,616 million yen (768 million U.S. dollars) in cash proceeds. The sale of such shares, offset by costs to be paid to Sony’s artists and distributed labels and other transaction costs which directly related to the gains recognized from the sale of Spotify shares, resulted in a net pre-tax
realized gain of 54,179 million yen (504 million U.S. dollars) recorded in gain on equity securities, net in the consolidated statement of income. The payments to Sony’s artists and distributed labels are included within Other in the cash flows from investing activities of the consolidated statement of cash flows.
The remaining Spotify shares retained as of March 31, 2019 had a gross fair value of 78,947 million yen (711 million U.S. dollars), and the revaluation of such shares resulted in a pre-tax
unrealized gain, net of costs to be paid to Sony’s artists and distributed labels and other costs which directly related to the gains recognized from the revaluation of Spotify shares, of 47,543 million yen (449 million U.S. dollars)
recorded in gain on equity securities, net in the consolidated statement of income for the fiscal year ended March 31, 2019.
During the fiscal year ended March 31, 2020, Sony did not sell any portion of the Spotify shares that it owned. The revaluation of the remaining Spotify shares retained as of March 31, 2020 resulted in a pre-tax
unrealized loss, net of a decrease in costs to be paid to Sony’s artists and distributed labels, of 6,063 million yen (57 million U.S. dollars)
recorded in loss on equity securities, net in the consolidated statements of income for the fiscal year ended March 31, 2020.
During the fiscal year ended March 31, 2021, Sony did not sell any portion of the Spotify shares that it owned. The revaluation of the remaining Spotify shares retained as of March 31, 2021 resulted in a pre-tax
unrealized gain, net of costs to be paid to Sony’s artists and distributed labels, of 51,310 million yen (480 million U.S. dollars)
recorded in gain on equity securities, net in the consolidated statements of income for the fiscal year ended March 31, 2021.
The aggregate carrying amounts of securities that do not have readily determinable fair values as of March 31, 2020 and 2021 totaled 30,120 million yen and 82,744 million yen, respectively. Sony recorded no upward adjustments for securities that do not have readily determinable fair values for the fiscal year ended March 31, 2019, and upward adjustments of
1,070 million yen and 20,921
million yen for securities that do not have readily determinable fair values for the fiscal years ended March 31, 2020 and 2021, respectively. The upward adjustments primarily resulted from new stock issuances by investees which were deemed to be observable price changes and the adjustments were calculated based on the price of such issuances. Sony recorded downward adjustments (including impairments) of
4,285 million yen, 9,075 million yen and 4,826
million yen for securities that do not have readily determinable fair values for the fiscal years ended March 31, 2019, 2020 and 2021, respectively.
The following table presents the cost of debt securities classified as held-to-maturity securities by a credit quality indicator based on a ratings system, which is primarily a composite of external ratings at March
 31, 2020 and 2021.
These debt securities held primarily in the Financial Services segment are substantially all composed of investment grade securities.

	Yen in millions
	March 31
	2020	2021
Debt securities:
Held-to-maturity securities:
AAA	5,516	69,161
AA	1,193,053	1,465,168
A	6,219,943	6,202,576
BBB	—	—
Other	—	—

Total	7,418,512	7,736,905